Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments
The following table sets forth the Group’s commitments as of December 31, 2023 (in thousands):

	2024	2025	2026	2027	2028	Thereafter	Total Payments Required
Royalties and expenditures for licensed content of games	$15,224	1,412	1,059	0	0	0	17,695
Purchase of content and services	8,029	290	23	0	0	0	8,342
Purchase of bandwidth	7,021	40	14	8	0	0	7,083
Operating lease obligations	3,512	1,083	981	0	0	0	5,576
Others	295	0	0	0	0	0	295

Total Payments Required	$34,081	2,825	2,077	8	0	0	38,991